WOA All Asset I
WOA All Asset I
Investment Objective.
The investment objective of the WOA All Asset I (the “Fund”) is maximum total returns.
Fees and Expenses of the Fund.
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WOA All Asset I Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WOA All Asset I Class I
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.03%
Other Expenses		0.41%
Acquired Fund Fees and Expenses	[1]	0.32%
Total Annual Fund Operating Expenses		1.76%
[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WOA All Asset I Class I	179	554	954	2,073

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Fund operates as a “fund of funds” investing primarily in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), other open-end mutual funds and closed-end funds (collectively, “Underlying Funds”). The Fund may also invest in individual securities and futures. The Fund’s investment adviser, Water Oak Advisors, LLC (the “Fund Manager”), tactically allocates assets to four primary asset segments: global equity securities, global fixed income securities, cash, and commodities/currencies. The Fund’s strategy is unconstrained and the Fund may invest up to 100% in any of these asset segments. The Fund Manager seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of Underlying Funds, individual securities and futures representing these asset segments. The Fund invests in Underlying Funds that invest in or are linked to global equity securities, global fixed income securities, cash, and commodities/currencies, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes. The Fund may invest in securities of any country (directly or through Underlying Funds), including the U.S. Although the Fund does not focus its investments on any particular region, it may, as the investment strategy dictates, invest all of its assets in a single country or region. The Fund may also invest in individual securities and futures representing or within these preceding asset classes, including, with respect to the global securities category, securities issued by foreign governments regardless of rating. The Fund may invest in in Underlying Funds that invest in fixed income securities or it may invest directly in fixed income securities. The Fund’s fixed income investments may include junk bonds and the Fund may invest in securities of any maturity or credit quality. The Fund may invest up to 100% of its net assets in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Fund Manager to be of comparable quality.

The Fund Manager actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, the Fund Manager considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Fund Manager may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Fund Manager believes that another Underlying Fund or security offers a better opportunity to achieve the Fund’s objective.

Under the Fund’s previous investment strategy, the Fund’s portfolio turnover rate was 17%. However, under the Fund’s revised investment strategy the Fund’s portfolio turnover rate is expected to be significantly higher.

Principal Investment Risks.

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective. The Fund’s returns will vary and you could lose money on your investment in the Fund.

• Exchange-Traded Funds Risk - Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Exchange-Traded Notes Risk - ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

• Debt Securities Risk - When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

• Non-Investment Grade Bond Risks - The Fund may invest in non-investment grade bonds, also known as “junk bonds” or in Underlying Funds that own non-investment grade bonds. Non-investment grade bonds involve greater risk than investment-grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

• Commodities Risk - The Fund may invest in commodity futures or Underlying Funds that own securities or other instruments linked to the commodities sector. Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Management Risk - The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Fund Manager may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

• Market Risk - Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments in both individual securities and Underlying Funds may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

• Foreign Securities Risk - The Fund may invest directly in foreign securities or in Underlying Funds that are linked to foreign indexes or hold foreign securities. Investments in foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

• Foreign Currency Risk - The Fund may invest in currency linked instruments or in Underlying Funds that make investments in currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Emerging Markets Risk - Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Smaller and Medium Issuer Risk - Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

• Derivatives Risk - The Fund may use derivatives, such as futures contracts. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.

• Interest Rate Risk - When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Credit Risk - Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Underlying Funds Risk - You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

• Limited History of Operations Risk - The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective. In addition, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale. The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

• Portfolio Turnover Risk - The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7935.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2013
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001518042
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Sep 3, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep 3, 2013
Prospectus Date	rr_ProspectusDate	Sep 3, 2013
WOA All Asset I
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WOA All Asset I
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WOA All Asset I (the “Fund”) is maximum total returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund operates as a “fund of funds” investing primarily in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), other open-end mutual funds and closed-end funds (collectively, “Underlying Funds”). The Fund may also invest in individual securities and futures. The Fund’s investment adviser, Water Oak Advisors, LLC (the “Fund Manager”), tactically allocates assets to four primary asset segments: global equity securities, global fixed income securities, cash, and commodities/currencies. The Fund’s strategy is unconstrained and the Fund may invest up to 100% in any of these asset segments. The Fund Manager seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of Underlying Funds, individual securities and futures representing these asset segments. The Fund invests in Underlying Funds that invest in or are linked to global equity securities, global fixed income securities, cash, and commodities/currencies, but may also invest in Underlying Funds linked to foreign, including emerging market, indexes. The Fund may invest in securities of any country (directly or through Underlying Funds), including the U.S. Although the Fund does not focus its investments on any particular region, it may, as the investment strategy dictates, invest all of its assets in a single country or region. The Fund may also invest in individual securities and futures representing or within these preceding asset classes, including, with respect to the global securities category, securities issued by foreign governments regardless of rating. The Fund may invest in in Underlying Funds that invest in fixed income securities or it may invest directly in fixed income securities. The Fund’s fixed income investments may include junk bonds and the Fund may invest in securities of any maturity or credit quality. The Fund may invest up to 100% of its net assets in debt securities that are rated below “investment grade” by Standard and Poor’s (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, are deemed by the Fund Manager to be of comparable quality.

The Fund Manager actively manages the Fund’s investments by increasing or decreasing the Fund’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, the Fund Manager considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). The Fund Manager may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if the Fund Manager believes that another Underlying Fund or security offers a better opportunity to achieve the Fund’s objective.

Under the Fund’s previous investment strategy, the Fund’s portfolio turnover rate was 17%. However, under the Fund’s revised investment strategy the Fund’s portfolio turnover rate is expected to be significantly higher.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All mutual funds carry a certain amount of risk, including the risk that the Fund may not achieve its investment objective. The Fund’s returns will vary and you could lose money on your investment in the Fund.

• Exchange-Traded Funds Risk - Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Exchange-Traded Notes Risk - ETNs are debt securities that are linked to an underlying index and its valuation is derived, in part, from the index to which it is linked. ETNs, however, also bear the characteristics and risks of fixed-income securities, including credit risk and change in rating risk.

• Debt Securities Risk - When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

• Non-Investment Grade Bond Risks - The Fund may invest in non-investment grade bonds, also known as “junk bonds” or in Underlying Funds that own non-investment grade bonds. Non-investment grade bonds involve greater risk than investment-grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

• Commodities Risk - The Fund may invest in commodity futures or Underlying Funds that own securities or other instruments linked to the commodities sector. Investing in the commodities markets (indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Management Risk - The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Fund Manager may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

• Market Risk - Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund’s investments in both individual securities and Underlying Funds may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

• Foreign Securities Risk - The Fund may invest directly in foreign securities or in Underlying Funds that are linked to foreign indexes or hold foreign securities. Investments in foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

• Foreign Currency Risk - The Fund may invest in currency linked instruments or in Underlying Funds that make investments in currencies. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Emerging Markets Risk - Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Smaller and Medium Issuer Risk - Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

• Derivatives Risk - The Fund may use derivatives, such as futures contracts. The Fund’s indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and tracking risk.

• Interest Rate Risk - When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

• Credit Risk - Issuers of fixed-income securities may default on interest and principal payments due to the Fund. Generally, securities with lower debt ratings have speculative characteristics and have greater risk the issuer will default on its obligation. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price.

• Underlying Funds Risk - You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

• Limited History of Operations Risk - The Fund has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective. In addition, certain types of transactions may have a disproportionate impact on the Fund’s performance if the Fund does not achieve significant scale. The Fund may also not grow to an economically viable size and thus may be liquidated at a time that is not beneficial for all of its shareholders.

• Portfolio Turnover Risk - The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7935.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7935
WOA All Asset I | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WOAIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.32%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,073

[1]	This number represents the combined total fees and operating expenses of the Underlying Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.